Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
Statement Of Financial Position [Abstract]
Redeemable common stock, par value	$ 0.01	$ 0.01	$ 0.01
Redeemable common stock, shares authorized	20,000,000	20,000,000	8,000,000
Redeemable common stock, shares issued	7,534,737	7,641,391	6,731,889
Redeemable common stock, shares outstanding	7,534,737	7,641,391	6,731,889